Discontinued operations	12 Months Ended
Dec. 31, 2015
Discontinued operations
4 Discontinued operations
There were no operations that were discontinued in 2015.
For operations discontinued in 2014 and 2013, the revenues, expenses and gains from disposals were included in the results of the relevant segments. The reclassification of these revenues and expenses from the segment results to discontinued operations for Group reporting was effected through the Corporate Center.
The results of operations of the businesses sold have been reflected in income/(loss) from discontinued operations in the consolidated statements of operations for the relevant periods presented. The assets and liabilities of discontinued operations for which the sale has not yet been completed are presented as assets of discontinued operations held-for-sale and liabilities of discontinued operations held-for-sale, respectively, and prior periods are not reclassified.
Income/(loss) from discontinued operations
in	2014	2013
Operations-related (CHF million)
Net revenues	31	233
of which German private banking business	27	52
of which ETF business	–	29
of which Strategic Partners	–	33
of which CFIG	0	114
Operating expenses	35	158
of which German private banking business	33	71
of which ETF business	–	23
of which Strategic Partners	–	8
of which CFIG	0	51
Income tax expense/(benefit)	1	38
of which German private banking business	0	(6)
of which ETF business	–	5
of which Strategic Partners	–	10
of which CFIG	0	29
Income/(loss), net of tax	(5)	37
of which German private banking business	(6)	(13)
of which ETF business	–	1
of which Strategic Partners	–	15
of which CFIG	0	34
Transaction-related (CHF million)
Gain on disposal	200	237
of which German private banking business	109	–
of which ETF business	–	146
of which Strategic Partners	–	91
of which CFIG	91	–
Operating expenses	54	93
of which German private banking business	48	–
of which ETF business	–	11
of which Strategic Partners	–	22
of which CFIG	–	56
Income tax expense/(benefit)	39	36
of which ETF business	–	21
of which Strategic Partners	–	40
of which CFIG	42	(24)
Income/(loss), net of tax	107	108
of which German private banking business	61	–
of which ETF business	–	114
of which Strategic Partners	–	29
of which CFIG	49	(32)
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	102	145
of which German private banking business	55	(13)
of which ETF business	–	115
of which Strategic Partners	–	44
of which CFIG	49	2

Bank
Discontinued operations
4 Discontinued operations
There were no operations that were discontinued in 2015.
> Refer to “Note 4 – Discontinued operations” in V – Consolidated financial statements – Credit Suisse Group for further information.
Income/(loss) from discontinued operations
in	2014	2013
Operations-related (CHF million)
Net revenues	31	233
of which German private banking business	27	52
of which ETF business	–	29
of which Strategic Partners	–	33
of which CFIG	0	114
Operating expenses	35	158
of which German private banking business	33	71
of which ETF business	–	23
of which Strategic Partners	–	8
of which CFIG	0	51
Income tax expense/(benefit)	1	38
of which German private banking business	0	(6)
of which ETF business	–	5
of which Strategic Partners	–	10
of which CFIG	0	29
Income/(loss), net of tax	(5)	37
of which German private banking business	(6)	(13)
of which ETF business	–	1
of which Strategic Partners	–	15
of which CFIG	0	34
Transaction-related (CHF million)
Gain on disposal	200	237
of which German private banking business	109	–
of which ETF business	–	146
of which Strategic Partners	–	91
of which CFIG	91	–
Operating expenses	54	93
of which German private banking business	48	–
of which ETF business	–	11
of which Strategic Partners	–	22
of which CFIG	0	56
Income tax expense/(benefit)	39	36
of which ETF business	–	21
of which Strategic Partners	–	40
of which CFIG	42	(24)
Income/(loss), net of tax	107	108
of which German private banking business	61	–
of which ETF business	–	114
of which Strategic Partners	–	29
of which CFIG	49	(32)
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	102	145
of which German private banking business	55	(13)
of which ETF business	–	115
of which Strategic Partners	–	44
of which CFIG	49	2